additional statement of cash flow information - Financing activities (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Dividends payable to holders of Common Shares
Changes in liabilities arising from financing activities
Beginning of period	$ 653	$ 610	$ 649	$ 605
Redemptions, repayments or payments	(653)	(610)	(1,302)	(1,215)
Other	659	634	1,312	1,244
Ending of period	659	634	659	634
Dividends reinvested in shares from Treasury
Changes in liabilities arising from financing activities
Redemptions, repayments or payments	219	205	438	408
Other	(219)	(205)	(438)	(408)
Dividends payable to holders of Common Shares net of dividends reinvested in shares from treasury
Changes in liabilities arising from financing activities
Beginning of period	653	610	649	605
Redemptions, repayments or payments	(434)	(405)	(864)	(807)
Other	440	429	874	836
Ending of period	659	634	659	634
Short-term borrowings
Changes in liabilities arising from financing activities
Beginning of period	920	1,325	920	922
Issued or received	475	19	485	413
Redemptions, repayments or payments	(188)	(349)	(209)	(351)
Foreign exchange movement	18	(73)	29	(62)
Ending of period	1,225	922	1,225	922
Net-settled derivatives used to manage currency risk arising from U.S. dollar-denominated short-term borrowings - liability (asset)
Changes in liabilities arising from financing activities
Beginning of period		(6)		2
Issued or received	41		64	9
Redemptions, repayments or payments	(19)	(60)	(28)	(62)
Foreign exchange movement	(23)	67	(37)	52
Ending of period	(1)	1	(1)	1
Short-term borrowings including Net-settled derivatives used to manage currency risk arising from U.S. dollar-denominated short-term borrowings - liability (asset)
Changes in liabilities arising from financing activities
Beginning of period	920	1,319	920	924
Issued or received	516	19	549	422
Redemptions, repayments or payments	(207)	(409)	(237)	(413)
Foreign exchange movement	(5)	(6)	(8)	(10)
Ending of period	1,224	923	1,224	923
Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning of period	30,019	28,659	30,610	28,786
Issued or received	2,284	8,178	4,341	10,611
Redemptions, repayments or payments	(2,735)	(4,757)	(5,585)	(7,517)
Foreign exchange movement	(2)	(55)	3	(21)
Other	511	388	708	554
Ending of period	30,077	32,413	30,077	32,413
Long-term debt
Changes in liabilities arising from financing activities
Beginning of period	30,019	28,659	30,610	28,786
Issued or received	1,351	6,469	2,711	8,132
Redemptions, repayments or payments	(1,802)	(3,048)	(3,955)	(5,038)
Foreign exchange movement	(2)	(55)	3	(21)
Other	511	388	708	554
Ending of period	30,077	32,413	30,077	32,413
Partnership distributions payable to non controlling interests
Changes in liabilities arising from financing activities
Redemptions, repayments or payments	(9)		(14)
Other	9		14
TELUS Corporation senior notes | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning of period	17,664	21,277	18,191	22,077
Redemptions, repayments or payments	(500)		(1,100)	(800)
Foreign exchange movement	80	(238)	148	(242)
Other	3	6	8	10
Ending of period	17,247	21,045	17,247	21,045
TELUS Corporation commercial paper | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning of period	1,643	2,116	952	1,404
Issued or received	1,338	662	2,698	2,124
Redemptions, repayments or payments	(933)	(1,690)	(1,630)	(2,440)
Foreign exchange movement	45	(97)	73	(97)
Ending of period	2,093	991	2,093	991
TELUS Corporation credit facilities | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Issued or received		770		770
Redemptions, repayments or payments		(764)		(764)
Foreign exchange movement		(6)		(6)
TELUS Communications Inc. debentures | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning of period		200		200
Ending of period		200		200
TELUS Corporation junior subordinated notes | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning of period	7,322		7,250
Issued or received		4,451		4,451
Foreign exchange movement	81	(5)	151	(5)
Other		(32)	2	(32)
Ending of period	7,403	4,414	7,403	4,414
TELUS International (Cda) Inc. credit facility | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning of period		1,649		1,703
Issued or received		306		507
Redemptions, repayments or payments		(256)		(509)
Foreign exchange movement		(91)		(93)
Other		2		2
Ending of period		1,610		1,610
Other | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning of period	489	580	537	588
Redemptions, repayments or payments	(10)	(129)	(21)	(137)
Other		117	(37)	117
Ending of period	479	568	479	568
Other (unsecured) | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning of period	299		295
Issued or received	13	280	13	280
Redemptions, repayments or payments	(273)		(273)
Foreign exchange movement	(5)	(7)	(1)	(7)
Ending of period	34	273	34	273
Lease liabilities | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning of period	2,714	2,902	3,314	2,882
Redemptions, repayments or payments	(100)	(176)	(945)	(369)
Foreign exchange movement	3	7	4	19
Other	358	360	602	561
Ending of period	2,975	3,093	2,975	3,093
Derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt - liability (asset) | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning of period	(112)	(65)	71	(68)
Issued or received	933	1,709	1,630	2,479
Redemptions, repayments or payments	(919)	(1,742)	(1,616)	(2,498)
Foreign exchange movement	(206)	382	(372)	410
Other	150	(65)	133	(104)
Ending of period	(154)	219	(154)	219
To eliminate effect of gross settlement of derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Issued or received	(933)	(1,709)	(1,630)	(2,479)
Redemptions, repayments or payments	$ 933	$ 1,709	$ 1,630	$ 2,479